Segment and Geographic Data (Sales And Other Financial Information By Business Segment) (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2026 segment	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	2									2
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2									2
Net sales		$ 7,171,000	$ 6,057,000	$ 6,022,000	$ 5,866,000	$ 6,436,000	$ 5,494,000	$ 5,422,000	$ 5,243,000	$ 25,116,000	$ 22,595,000	$ 20,498,000
Cost of sales										9,051,000	8,155,000	7,440,000
Research, development and engineering expenses										1,623,000	1,466,000	1,388,000
Selling, general and administrative expenses										8,651,000	7,685,000	7,111,000
Depreciation and amortization										1,566,000	1,432,000	1,350,000
Amortization of intangible assets										(732,000)	(623,000)	(635,000)
Segment net earnings (loss)										4,889,000	3,689,000	3,888,000
Sale of inventory stepped up to fair value at acquisition										(173,000)	(46,000)	0
Goodwill and other impairments										(170,000)	(977,000)	(36,000)
Net earnings		$ 849,000	$ 859,000	$ 884,000	$ 654,000	$ 546,000	$ 834,000	$ 825,000	$ 788,000	3,246,000	2,993,000	3,165,000
MedSurg and Neurotechnology
Segment Reporting Information [Line Items]
Net sales										13,692,000	11,753,000	10,558,000
Orthopaedics
Segment Reporting Information [Line Items]
Net sales										11,424,000	10,842,000	9,940,000
Operating Segments
Segment Reporting Information [Line Items]
Net sales										25,116,000	22,595,000	20,498,000
Cost of sales										8,501,000	7,778,000	7,172,000
Research, development and engineering expenses										1,505,000	1,360,000	1,241,000
Selling, general and administrative expenses										6,909,000	6,162,000	5,733,000
Depreciation and amortization										709,000	700,000	617,000
Amortization of intangible assets										(732,000)	(623,000)	(635,000)
Segment net earnings (loss)										7,492,000	6,595,000	5,735,000
Operating Segments | MedSurg and Neurotechnology
Segment Reporting Information [Line Items]
Net sales										13,692,000	11,753,000	10,558,000
Cost of sales										5,253,000	4,748,000	4,338,000
Research, development and engineering expenses										890,000	739,000	663,000
Selling, general and administrative expenses										3,618,000	2,912,000	2,667,000
Depreciation and amortization										231,000	211,000	195,000
Segment net earnings (loss)										3,700,000	3,143,000	2,695,000
Operating Segments | Orthopaedics
Segment Reporting Information [Line Items]
Net sales										11,424,000	10,842,000	9,940,000
Cost of sales										3,248,000	3,030,000	2,834,000
Research, development and engineering expenses										615,000	621,000	578,000
Selling, general and administrative expenses										3,291,000	3,250,000	3,066,000
Depreciation and amortization										478,000	489,000	422,000
Segment net earnings (loss)										3,792,000	3,452,000	3,040,000
Corporate and Other
Segment Reporting Information [Line Items]
Depreciation and amortization										125,000	109,000	98,000
Segment operating income										(889,000)	(880,000)	(780,000)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting Information [Line Items]
Sale of inventory stepped up to fair value at acquisition										(173,000)	(46,000)	0
Acquisition and integration-related charges										(335,000)	(108,000)	(20,000)
Structural optimization and other special charges										(191,000)	(138,000)	(170,000)
Medical device regulation										(38,000)	(58,000)	(96,000)
Recall-related matters										(58,000)	(40,000)	(18,000)
Regulatory and legal matters										(17,000)	(36,000)	(92,000)
Net earnings										$ 4,889,000	$ 3,689,000	$ 3,888,000